UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

          Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Jacobs Asset Management, L.L.C.

Address:  One Fifth Avenue
          New York, NY 10003

13F File Number: 028-11647

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Sy Jacobs
Title:    Managing Member
Phone:    (212) 271-5526

Signature, Place and Date of Signing:


/s/ Sy Jacobs                 New York, NY                  August 12, 2009
-------------                 ------------                  ---------------
 [Signature]                   [City, State]                [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1

Form 13F Information Table Entry Total: 64

Form 13F Information Table Value Total: $299,977
                                   (thousands)

List of Other Included Managers:

No.  Form 13F File Number     Name
1.   028-11646                JAM Partners, LP

                                                     FORM 13F INFORMATION TABLE
                                                           June 30, 2009
COLUMN 1                         COLUMN  2      COLUMN 3   COLUMN 4       COLUMN 5        COLUMN 6       COL 7        COLUMN 8

                                                            VALUE    SHRS OR   SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (x1000)  PRN AMT   PRN CALL  DISCRETION      MNGRS  SOLE    SHRD    NONE
--------------                --------------     -----      -------  -------   --- ----  ----------      -----  ----    ------  ----
ANWORTH MORTGAGE ASSET CP     COM               037347101   8,955    1,242,007 SH         Shared-Defined  1             1,242,007
AON CORP                      COM               037389103   8,710      230,000 SH         Shared-Defined  1               230,000
ARCH CAP GROUP LTD            ORD               G0450A105   2,929       50,000 SH         Shared-Defined  1                50,000
AXIS CAPITAL HOLDINGS         SHS               G0692U109   6,087      232,500 SH         Shared-Defined  1               232,500
BANK OF AMERICA CORPORATION   COM               060505104   3,960      300,000 SH         Shared-Defined  1               300,000
BEACON FED BANCORP INC        COM               073582108     857       92,281 SH         Shared-Defined  1                92,281
BEACON FED BANCORP INC        COM               073582108   2,462      265,000 SH              Sole      None   265,000
BENEFICIAL MUTUAL BANCORP IN  COM               08173R104   2,585      269,246 SH         Shared-Defined  1               269,246
BERKSHIRE HILLS BANCORP INC   COM               084680107   5,875      282,700 SH         Shared-Defined  1               282,700
BROOKLINE BANCORP INC DEL     COM               11373M107   2,290      245,700 SH         Shared-Defined  1               245,700
BROOKLYN FEDERAL BANCORP INC  COM               114039100   3,519      312,800 SH         Shared-Defined  1               312,800
CAPE BANCORP INC              COM               139209100   7,778      901,265 SH         Shared-Defined  1               901,265
CAPE BANCORP INC              COM               139209100   2,507      290,544 SH              Sole      None   290,544
CAPSTEAD MTG CORP             COM NO PAR        14067E506   6,982      549,303 SH         Shared-Defined  1               549,303
CARE INVESTMENT TRUST INC     COM               141657106   5,401    1,038,663 SH         Shared-Defined  1             1,038,663
CENTER BANCORP INC            COM               151408101   4,930      604,900 SH         Shared-Defined  1               604,900
CENTURY BANCORP INC           CL A NON VTG      156432106   4,095      222,050 SH         Shared-Defined  1               222,050
CHICOPEE BANCORP INC          COM               168565109   5,282      407,239 SH         Shared-Defined  1               407,239
CHICOPEE BANCORP INC          COM               168565109     858       66,189 SH              Sole      None    66,189
CHUBB CORP                    COM               171232101   9,172      230,000 SH         Shared-Defined  1               230,000
CLIFTON SVGS BANCORP INC      COM               18712Q103   6,296      585,101 SH         Shared-Defined  1               585,101
DOLLAR FINL CORP              COM               256664103   6,687      484,906 SH         Shared-Defined  1               484,906
ESSA BANCORP INC              COM               29667D104   6,273      458,900 SH         Shared-Defined  1               458,900
GOLDLEAF FINANCIAL SOLUTIONS  COM NEW           38144H208     473      815,838 SH         Shared-Defined  1               815,838
GREENLIGHT CAPITAL RE LTD     CLASS A           G4095J109   1,298       75,000 SH         Shared-Defined  1                75,000
HARTFORD FINL SVCS GROUP INC  COM               416515104   3,858      325,000 SH         Shared-Defined  1               325,000
HATTERAS FINL CORP            COM               41902R103   9,492      332,000 SH         Shared-Defined  1               332,000
HOME BANCORP INC              COM               43689E107   2,755      230,776 SH         Shared-Defined  1               230,776
HOME BANCORP INC              COM               43689E107   2,755      230,776 SH              Sole      None   230,776
HOME FED BANCORP INC MD       COM               43710G105   4,190      411,200 SH         Shared-Defined  1               411,200
INVESTORS BANCORP INC         COM               46146P102   5,202      565,442 SH         Shared-Defined  1               565,442
JPMORGAN CHASE & CO           COM               46625H100  22,001      645,000 SH         Shared-Defined  1               645,000
KEYCORP NEW                   COM               493267108   3,485      665,000 SH         Shared-Defined  1               665,000
LAKE SHORE BANCORP INC        COM               510700107   1,048      144,595 SH         Shared-Defined  1               144,595
LAKE SHORE BANCORP INC        COM               510700107     695       95,807 SH              Sole      None    95,807
LAKE SHORE BANCORP INC        COM               510700107   1,048      144,595 SH              Sole      None   144,595
LIBERTY BANCORP INC           COM               53017Q102   1,914      262,161 SH         Shared-Defined  1               262,161
LOEWS CORP                    COM               540424108  16,440      600,000 SH         Shared-Defined  1               600,000
LOUISANA BANCORP INC NEW      COM               54619P104   3,498      262,042 SH         Shared-Defined  1               262,042
LOUISANA BANCORP INC NEW      COM               54619P104   1,014       75,977 SH              Sole      None    75,977
LOUISANA BANCORP INC NEW      COM               54619P104   1,175       88,034 SH              Sole      None    88,034
MFA FINANCIAL INC             COM               55272X102   6,468      934,638 SH         Shared-Defined  1               934,638
NEWPORT BANCORP INC           COM               651754103   4,438      369,548 SH         Shared-Defined  1               369,548
NICHOLAS FINANCIAL IN         COM NEW           65373J209   1,366      260,764 SH         Shared-Defined  1               260,764
NORTHEAST CMNTY BANCORP INC   COM               664112109   4,212      519,347 SH         Shared-Defined  1               519,347
NORTHEAST CMNTY BANCORP INC   COM               664112109     467       57,594 SH              Sole      None    57,594
ONEBEACON INSURANCE GROUP LT  CL A              G67742109   1,457      124,655 SH         Shared-Defined  1               124,655
ORITANI FINL CORP             COM               686323106   2,889      210,700 SH         Shared-Defined  1               210,700
PLATINUM UNDERWRITER HLDGS L  COM               G7127P100  14,135      494,400 SH         Shared-Defined  1               494,400
PROSHARES TR                  PSHS ULTSH 20YRS  74347R297  11,712      230,000 SH         Shared-Defined  1               230,000
PROVIDENT FINL HLDGS INC      COM               743868101   3,184      574,700 SH         Shared-Defined  1               574,700
REGIONS FINANCIAL CORP NEW    COM               7591EP100   3,474      860,000 SH         Shared-Defined  1               860,000
ROMA FINANCIAL CORP           COM               77581P109     595       46,700 SH         Shared-Defined  1                46,700
SOUTH FINL GROUP INC          COM               837841105     266      223,405 SH         Shared-Defined  1               223,405
SPECIALTY UNDERWRITERS ALLIA  COM               84751T309   2,885      454,999 SH         Shared-Defined  1               454,999
TECHE HLDG CO                 COM               878330109   1,464       44,244 SH         Shared-Defined  1                44,244
TECHE HLDG CO                 COM               878330109   1,431       43,244 SH              Sole      None    43,244
TFS FINL CORP                 COM               87240R107   7,536      709,611 SH         Shared-Defined  1               709,611
UNITED FINANCIAL BANCORP I    COM               91030T109   4,403      318,600 SH         Shared-Defined  1               318,600
UNITED WESTN BANCORP INC      COM               913201109   3,677      389,100 SH         Shared-Defined  1               389,100
WHITE MTNS INS GROUP LTD      COM               G9618E107   5,051       22,064 SH         Shared-Defined  1                22,064
WILLIS LEASE FINANCE CORP     COM               970646105   9,110      694,368 SH         Shared-Defined  1               694,368
WILLIS LEASE FINANCE CORP     COM               970646105   6,248      476,227 SH              Sole      None   476,227
ZENITH NATL INS CORP          COM               989390109   6,676      307,100 SH         Shared-Defined  1               307,100

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